Expense Example - COLUMBIA MULTI STRATEGY ALTERNATIVES FUND	Oct. 01, 2020 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 698
Expense Example, with Redemption, 3 Years	986
Expense Example, with Redemption, 5 Years	1,294
Expense Example, with Redemption, 10 Years	2,168
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	306
Expense Example, with Redemption, 3 Years	666
Expense Example, with Redemption, 5 Years	1,152
Expense Example, with Redemption, 10 Years	2,492
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	513
Expense Example, with Redemption, 5 Years	894
Expense Example, with Redemption, 10 Years	1,965
Class Adv
Expense Example:
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,408
Class Inst2
Expense Example:
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,339
Class Inst3
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,270
Class Inst
Expense Example:
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	$ 1,408